Income Taxes (Tables)	3 Months Ended
Apr. 30, 2013
Income Taxes
Schedule of domestic and foreign components of net loss, and the provision for income taxes

The domestic and foreign components of net loss, and the provision for income taxes for the years ended January 31, 2011, 2012 and 2013 consists of the following (in thousands):

	Fiscal Year Ended January 31,
	2011	2012	2013
Net loss before income taxes:
Domestic	$(9,939)	$(11,615)	$(11,059)
Foreign	—	23	407

	$(9,939)	$(11,592)	$(10,652)

Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	128

	—	—	128

Deferred:
Federal	—	—	—
State	—	—	—
Foreign	—	—	—

	—	—	—

Income tax provision (benefit)	$—	$—	$128

Schedule of difference in total provision for income tax that would result from applying the 35% federal statutory rate to the net loss before provision for income taxes and the reported provision for income taxes

	Fiscal Year Ended January 31,
	2011	2012	2013
Reconciliation of effective tax rate:
Federal taxes at statutory rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	2.8	2.7	2.5
Permanent items	(3.4)	(4.7)	(8.4)
Valuation allowance	(40.1)	(39.7)	(40.6)
Research and experimentation credits	5.7	6.5	10.1
Foreign rate differential	(0.3)	(0.3)	0.3
Other	0.3	0.5	(0.1)

Effective income tax rate	—%	—%	(1.2)%

Schedule of components of the net deferred tax assets

Components of the net deferred tax assets as of January 31, 2012 and 2013 are as follows (in thousands):

	January 31,
	2012	2013
Deferred tax assets:
Research and experimentation carryforwards	$2,625	$3,704
Net operating loss carryforwards	21,443	24,312
Deferred compensation	292	397
Deferred revenue	246	356
Intangible assets	146	134
Deferred rent	349	374
Other	192	318

Gross deferred tax assets	25,293	29,595

Deferred tax liabilities:
Fixed assets	263	240
Other	—	—

Gross deferred tax liabilities	263	240

Net deferred tax assets before valuation allowance	25,030	29,355
Valuation allowance	(25,030)	(29,355)

Deferred tax assets (liabilities), net	$—	$—